Financial Instruments - Debt (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	$ 252,940	$ 246,973	$ 172,630	$ 178,884
Bank loans and notes payables
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Carrying value	190,585	188,665
Fair value	$ 198,232	$ 208,134